Investments	6 Months Ended
Sep. 30, 2016
Investments

3. Investments

Available-for-sale and held-to-maturity securities

The amortized cost, gross unrealized gains and losses, and fair value of available-for-sale and held-to-maturity securities at March 31, 2016 and September 30, 2016 are as follows:

	Amortized cost	Gross unrealized gains	Gross unrealized losses	Fair value
	(in millions of yen)
March 31, 2016
Available-for-sale securities:
Debt securities:
Japanese government bonds	15,672,171	91,420	1,015	15,762,576
Japanese local government bonds	234,587	6,097	3	240,681
U.S. Treasury bonds and federal agency securities	436,792	1,720	32	438,480
Other foreign government bonds	939,808	2,740	153	942,395
Agency mortgage-backed securities (1)	920,375	29,804	1,293	948,886
Residential mortgage-backed securities	206,882	4,254	878	210,258
Commercial mortgage-backed securities	186,525	788	523	186,790
Japanese corporate bonds and other debt securities (2)	2,079,599	15,688	420	2,094,867
Foreign corporate bonds and other debt securities (3)	839,981	8,744	1,421	847,304
Equity securities (marketable)	1,663,486	2,121,379	4,577	3,780,288

Total	23,180,206	2,282,634	10,315	25,452,525

Held-to-maturity securities:
Debt securities:
Japanese government bonds	3,760,032	56,620	—	3,816,652
Agency mortgage-backed securities (4)	1,058,929	3,894	6,266	1,056,557

Total	4,818,961	60,514	6,266	4,873,209

September 30, 2016
Available-for-sale securities:
Debt securities:
Japanese government bonds	10,322,825	52,600	4,836	10,370,589
Japanese local government bonds	274,890	6,449	28	281,311
U.S. Treasury bonds and federal agency securities	904,552	50	767	903,835
Other foreign government bonds	926,996	1,707	110	928,593
Agency mortgage-backed securities (1)	887,307	25,285	647	911,945
Residential mortgage-backed securities	166,837	3,165	688	169,314
Commercial mortgage-backed securities	197,481	998	300	198,179
Japanese corporate bonds and other debt securities (2)	2,071,260	37,099	1,394	2,106,965
Foreign corporate bonds and other debt securities (3)	789,496	6,387	1,072	794,811
Equity securities (marketable)	1,693,665	1,956,294	3,006	3,646,953

Total	18,235,309	2,090,034	12,848	20,312,495

Held-to-maturity securities:
Debt securities:
Japanese government bonds	3,459,999	54,852	—	3,514,851
Agency mortgage-backed securities (4)	800,097	4,714	1,743	803,068

Total	4,260,096	59,566	1,743	4,317,919

Notes:

(1)	Agency mortgage-backed securities presented in the above table consist of U.S. agency securities and Japanese agency securities, of which the fair values were ¥168,604 million and ¥780,282 million, respectively, at March 31, 2016, and ¥167,585 million and ¥744,360 million, respectively, at September 30, 2016. U.S. agency securities primarily consist of Government National Mortgage Association (“Ginnie Mae”) securities, which are guaranteed by the United States government. All Japanese agency securities are mortgage-backed securities issued by Japan Housing Finance Agency, a Japanese government-sponsored enterprise.
(2)	Other debt securities presented in the above table primarily consist of certificates of deposit (“CDs”) and asset-backed securities (“ABS”), of which the total fair values were ¥158,446 million at March 31, 2016, and ¥146,851 million at September 30, 2016.
(3)	Other debt securities presented in the above table primarily consist of CDs, ABS, and collateralized loan obligations (“CLO”), of which the total fair values were ¥201,952 million at March 31, 2016, and ¥212,641 million at September 30, 2016.
(4)	All Agency mortgage-backed securities presented in the above table are Ginnie Mae securities.

Contractual maturities

The amortized cost and fair value of available-for-sale and held-to-maturity debt securities at September 30, 2016 by contractual maturity are shown in the table below. Expected maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without penalties. Securities not due at a single maturity date and securities embedded with call or prepayment options, such as mortgage-backed securities, are included in the table below based on their contractual maturities.

Amortized cost	Due in one year or less	Due after one year through five years	Due after five years through ten years	Due after ten years	Total
	(in millions of yen)
Available-for-sale securities:
Debt securities:
Japanese government bonds	1,396,343	7,400,210	1,462,976	63,296	10,322,825
Japanese local government bonds	33,648	99,991	140,591	660	274,890
U.S. Treasury bonds and federal agency securities	823,997	—	74,569	5,986	904,552
Other foreign government bonds	720,168	201,202	5,626	—	926,996
Agency mortgage-backed securities	—	—	—	887,307	887,307
Residential mortgage-backed securities	—	—	—	166,837	166,837
Commercial mortgage-backed securities	1,250	128,468	67,763	—	197,481
Japanese corporate bonds and other debt securities	406,988	1,088,491	399,102	176,679	2,071,260
Foreign corporate bonds and other debt securities	204,995	428,081	68,458	87,962	789,496

Total	3,587,389	9,346,443	2,219,085	1,388,727	16,541,644

Held-to-maturity securities:
Debt securities:
Japanese government bonds	999,979	1,980,160	479,860	—	3,459,999
Agency mortgage-backed securities	—	—	—	800,097	800,097

Total	999,979	1,980,160	479,860	800,097	4,260,096

Fair value	Due in one year or less	Due after one year through five years	Due after five years through ten years	Due after ten years	Total
	(in millions of yen)
Available-for-sale securities:
Debt securities:
Japanese government bonds	1,396,500	7,432,623	1,478,096	63,370	10,370,589
Japanese local government bonds	33,716	101,444	145,352	799	281,311
U.S. Treasury bonds and federal agency securities	824,007	—	74,062	5,766	903,835
Other foreign government bonds	720,490	202,207	5,896	—	928,593
Agency mortgage-backed securities	—	—	—	911,945	911,945
Residential mortgage-backed securities	—	—	—	169,314	169,314
Commercial mortgage-backed securities	1,250	128,443	68,486	—	198,179
Japanese corporate bonds and other debt securities	407,503	1,095,194	403,617	200,651	2,106,965
Foreign corporate bonds and other debt securities	206,085	432,423	68,370	87,933	794,811

Total	3,589,551	9,392,334	2,243,879	1,439,778	16,665,542

Held-to-maturity securities:
Debt securities:
Japanese government bonds	1,003,550	2,001,089	510,212	—	3,514,851
Agency mortgage-backed securities	—	—	—	803,068	803,068

Total	1,003,550	2,001,089	510,212	803,068	4,317,919

Other-than-temporary impairment

The MHFG Group performs periodic reviews to identify impaired securities in accordance with ASC 320, “Investments—Debt and Equity Securities” (“ASC 320”). For debt securities, in the cases where the MHFG Group has the intent to sell a debt security or more likely than not will be required to sell a debt security before the recovery of its amortized cost basis, the full amount of an other-than-temporary impairment loss is recognized immediately through earnings. In other cases, the MHFG Group evaluates expected cash flows to be received and determines if a credit loss exists, and if so, the amount of an other-than-temporary impairment related to the credit loss is recognized in earnings, while the remaining decline in fair value is recognized in other comprehensive income, net of applicable taxes. For equity securities, impairment is evaluated considering the length of time and extent to which the fair value has been below cost, the financial condition and near-term prospects of the issuers, as well as the MHFG Group’s ability and intent to hold these investments for a reasonable period of time sufficient for a forecasted recovery of fair value. If an equity security is deemed other-than-temporarily impaired, it shall be written down to fair value, with the full decline recognized in earnings.

The following table shows the other-than-temporary impairment on available-for-sale securities for the six months ended September 30, 2015 and 2016. No impairment losses were recognized on held-to-maturity securities for the periods.

	Six months ended September 30,
	2015	2016
	(in millions of yen)
Available-for-sale securities:
Debt securities	40	56
Equity securities	6,060	10,016

Total	6,100	10,072

For the six months ended September 30, 2016, the other-than-temporary impairment losses on debt securities were attributable to the decline in the fair value of certain Japanese corporate bonds in respect of which the MHFG Group determined credit losses existed. In accordance with ASC 320-10-35-33A and ASC 320-10-35-34B, the other-than-temporary impairment of these securities was recognized in earnings. There has never been any instance related to credit losses on debt securities recognized in earnings where a portion of an other-than-temporary impairment was recognized in other comprehensive income.

The other-than-temporary impairment losses on equity securities were mainly attributable to the decline in the fair value of certain Japanese equity securities.

Continuous unrealized loss position

The following table shows the gross unrealized losses and fair value of available-for-sale and held-to-maturity securities, aggregated by the length of time that individual securities have been in a continuous unrealized loss position, at March 31, 2016 and September 30, 2016:

	Less than 12 months		12 months or more		Total
	Fair value	Gross unrealized losses	Fair value	Gross unrealized losses	Fair value	Gross unrealized losses
	(in millions of yen)
March 31, 2016
Available-for-sale securities:
Debt securities:
Japanese government bonds	1,531,400	692	74,427	323	1,605,827	1,015
Japanese local government bonds	3,434	3	—	—	3,434	3
U.S. Treasury bonds and federal agency securities	315,425	32	—	—	315,425	32
Other foreign government bonds	225,493	139	225	14	225,718	153
Agency mortgage-backed securities (1)	15,965	86	58,147	1,207	74,112	1,293
Residential mortgage-backed securities	2,417	3	39,984	875	42,401	878
Commercial mortgage-backed securities	40,471	300	22,465	223	62,936	523
Japanese corporate bonds and other debt securities	360,782	348	20,109	72	380,891	420
Foreign corporate bonds and other debt securities	186,478	972	22,090	449	208,568	1,421
Equity securities (marketable)	71,262	4,515	180	62	71,442	4,577

Total	2,753,127	7,090	237,627	3,225	2,990,754	10,315

Held-to-maturity securities:
Debt securities:
Agency mortgage-backed securities (2)	394,673	5,384	101,892	882	496,565	6,266

Total	394,673	5,384	101,892	882	496,565	6,266

September 30, 2016
Available-for-sale securities:
Debt securities:
Japanese government bonds	2,112,158	4,391	90,433	445	2,202,591	4,836
Japanese local government bonds	8,182	28	—	—	8,182	28
U.S. Treasury bonds and federal agency securities	190,983	767	—	—	190,983	767
Other foreign government bonds	277,723	107	3,299	3	281,022	110
Agency mortgage-backed securities (1)	41,607	232	47,609	415	89,216	647
Residential mortgage-backed securities	7,037	8	35,004	680	42,041	688
Commercial mortgage-backed securities	22,635	117	32,620	183	55,255	300
Japanese corporate bonds and other debt securities	288,591	1,177	87,971	217	376,562	1,394
Foreign corporate bonds and other debt securities	130,937	699	53,956	373	184,893	1,072
Equity securities (marketable)	159,314	1,972	4,292	1,034	163,606	3,006

Total	3,239,167	9,498	355,184	3,350	3,594,351	12,848

Held-to-maturity securities:
Debt securities:
Agency mortgage-backed securities (2)	—	—	280,284	1,743	280,284	1,743

Total	—	—	280,284	1,743	280,284	1,743

Notes:

(1)	Agency mortgage-backed securities presented in the above table consist of U.S. agency securities and Japanese agency securities, of which the fair values were ¥69,805 million and ¥4,307 million, respectively, at March 31, 2016, and ¥54,473 million and ¥34,743 million, respectively, at September 30, 2016. U.S. agency securities primarily consist of Ginnie Mae securities, which are guaranteed by the United States government. All Japanese agency securities are mortgage-backed securities issued by Japan Housing Finance Agency, a Japanese government-sponsored enterprise.
(2)	All Agency mortgage-backed securities presented in the above table are Ginnie Mae securities.

At September 30, 2016, the MHFG Group did not intend to sell the debt securities in an unrealized loss position and it was not more likely than not that the MHFG Group would be required to sell them before the recovery of their amortized cost bases. For Japanese government bonds, U.S. Treasury bonds and federal agency securities and Agency mortgage-backed securities, their entire amortized cost bases were expected to be recovered since the unrealized losses had not resulted from credit deterioration, but primarily from changes in interest rates. For the debt securities other than those described above, including Japanese corporate bonds with similar credit risks as the other-than-temporarily impaired securities, the MHFG Group determined that their entire amortized cost bases were expected to be recovered, after considering various factors such as the extent to which their fair values were below their amortized cost bases, the external and/or internal ratings and the present values of cash flows expected to be collected. Based on the aforementioned evaluation, the MHFG Group determined that the debt securities in an unrealized loss position were not considered other-than-temporarily impaired.

The equity securities in an unrealized loss position were determined not to be other-than-temporarily impaired based on the evaluation of the following factors: (1) the severity and duration of the impairments, (2) the financial condition and near-term prospects of the issuers, and (3) the MHFG Group’s ability and intent to hold these investments for a reasonable period of time sufficient for a forecasted recovery of fair value.

Realized gains and losses

The following table shows the realized gains and losses on sales of available-for-sale securities for the six months ended September 30, 2015 and 2016. See “Consolidated Statements of Cash Flows (Unaudited)” for the proceeds from sales of investments, the vast majority of which consists of the proceeds from sales of available-for-sale securities.

	Six months ended September 30,
	2015	2016
	(in millions of yen)
Gross realized gains	128,495	144,796
Gross realized losses	(14,949)	(9,615)

Net realized gains (losses) on sales of available-for-sale securities	113,546	135,181

Other investments

The following table summarizes the composition of Other investments at March 31, 2016 and September 30, 2016:

	March 31, 2016	September 30, 2016
	(in millions of yen)
Equity method investments	258,180	242,744
Investments held by consolidated investment companies	42,045	37,481
Other equity interests	313,221	300,629

Total	613,446	580,854

Equity method investments

Investments in investees over which the MHFG Group has the ability to exert significant influence are accounted for using the equity method of accounting. Such investments included marketable equity securities with carrying values of ¥124,830 million and ¥120,256 million, at March 31, 2016 and September 30, 2016, respectively. The aggregate market values of these marketable equity securities were ¥277,508 million and ¥234,754 million, respectively.

The MHFG Group’s proportionate share of the total outstanding common shares in Orient Corporation as of September 30, 2016 was 49.0%.

Investments held by consolidated investment companies

The MHFG Group consolidates certain investment companies over which it has control through either ownership or other means. Investment companies are subject to specialized industry accounting which requires investments to be carried at fair value, with changes in fair value recorded in earnings. The MHFG Group maintains this specialized industry accounting for investments held by consolidated investment companies, which consist of marketable and non-marketable investments.

Other equity interests

Other equity interests primarily consist of non-marketable equity securities outside the scope of ASC 320, of which the fair values are not readily determinable, nor practicable to estimate. The MHFG Group has neither significant influence nor control over the investees. Each of these securities is stated at acquisition cost, with an other-than-temporary impairment, if any, included in earnings. The MHFG Group monitors the status of each investee, including its credit rating, to determine whether impairment losses should be recognized.